Large Capital Growth Fund Performance Management - Large Capital Growth Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index. Effective September 29, 2025, the Fund no longer measures its performance against the Russell 1000® Growth Index. The Fund’s returns prior to September 29, 2025, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies. under the name “Large Capital Growth Fund.”Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.T. Rowe Price Associates, Inc. (“T. Rowe Price”) and J.P. Morgan Investment Management Inc. (“JPMIM”) assumed subadvisory duties on September 29, 2025. From inception through September 15, 2013, SunAmerica Asset Management, LLC and Invesco Advisers, Inc. were subadvisers to the Fund. From September 16, 2013, through September 28, 2025, Massachusetts Financial Services Company was subadviser to the Fund.
Performance Past Does Not Indicate Future [Text]	Of course, past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of the S&P 500® Index (a broad-based securities market index) and the Russell 1000® Growth Index. Effective September 29, 2025, the Fund no longer measures its performance against the Russell 1000® Growth Index. The Fund’s returns prior to September 29, 2025, as reflected in the bar chart and table, are the returns of the Fund when it followed different investment strategies. under the name “Large Capital Growth Fund.”
Bar Chart Does Not Reflect Sales Loads [Text]	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	During the period shown in the bar chart:Highest Quarterly Return:June 30, 202020.77%Lowest Quarterly Return:March 31, 2020-17.87%Year to Date Most Recent Quarter:June 30, 20253.03%
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
None
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return	3.03%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	20.77%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	(17.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020